UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

October 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Hexavest Emerging Markets Equity Fund

Eaton Vance Hexavest Global Equity Fund

Eaton Vance Hexavest International Equity Fund

Eaton Vance

Hexavest Emerging Markets Equity Fund

October 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 79.3%

Security	Shares	Value
Brazil — 1.8%
AMBEV SA	9,237	$54,490
BRF SA	900	15,056
Embraer SA	4,500	24,178

		$93,724

Chile — 2.6%
Cencosud SA	8,761	$28,560
Empresa Nacional de Electricidad SA	24,806	17,017
Endesa Americas SA	24,806	11,544
Enersis Americas SA ADR	1,732	15,016
Enersis Chile SA ADR	2,974	14,781
S.A.C.I. Falabella	6,633	52,041

		$138,959

China — 18.8%
Alibaba Group Holding, Ltd. ADR(1)	1,154	$117,350
Baidu, Inc. ADR(1)	229	40,501
Beijing Enterprises Holdings, Ltd.	2,000	9,996
Belle International Holdings, Ltd.	22,000	13,285
China Communications Construction Co., Ltd., Class H	10,000	10,980
China Life Insurance Co., Ltd., Class H	6,000	14,854
China Mengniu Dairy Co., Ltd.	18,000	34,002
China Mobile, Ltd.	13,952	159,840
China Pacific Insurance (Group) Co., Ltd., Class H	4,000	14,422
China Petroleum & Chemical Corp., Class H	22,000	15,910
China Resources Power Holdings Co., Ltd.	6,000	10,166
China Telecom Corp., Ltd., Class H	58,000	29,903
China Unicom (Hong Kong), Ltd.	32,000	37,568
Dongfeng Motor Group Co., Ltd., Class H	16,000	16,676
ENN Energy Holdings, Ltd.	6,000	28,208
Great Wall Motor Co., Ltd., Class H	22,000	21,471
Guangdong Investment, Ltd.	40,000	60,309
Hengan International Group Co., Ltd.	5,000	39,724
Huaneng Power International, Inc., Class H	14,000	8,605
Jiangxi Copper Co., Ltd., Class H	14,000	16,527
New Oriental Education & Technology Group, Inc. ADR(1)	349	17,495
PICC Property & Casualty Co., Ltd., Class H	6,000	9,685
Ping An Insurance (Group) Co. of China, Ltd., Class H	7,000	36,845
Sinopharm Group Co., Ltd., Class H	6,800	33,021
Tencent Holdings, Ltd.	6,400	169,615
Tingyi (Cayman Islands) Holding Corp.	12,000	12,936
Want Want China Holdings, Ltd.	31,000	18,872

		$998,766

Czech Republic — 0.7%
CEZ AS	1,980	$37,345

		$37,345

India — 4.1%
Dr. Reddy’s Laboratories, Ltd. ADR	237	$11,682
Infosys, Ltd. ADR	5,132	78,314
Reliance Industries, Ltd. GDR(2)	1,907	60,452
State Bank of India GDR(3)	667	25,413
Wipro, Ltd. ADR	4,295	41,532

		$217,393

1

Security	Shares	Value
Indonesia — 3.1%
Bank Central Asia Tbk PT	43,500	$51,719
Bank Mandiri Persero Tbk PT	30,000	26,426
Bank Negara Indonesia Persero Tbk PT	22,000	9,392
Bank Rakyat Indonesia Persero Tbk PT	37,500	35,016
Gudang Garam Tbk PT	1,500	7,805
Perusahaan Gas Negara Persero Tbk PT	88,000	17,237
Telekomunikasi Indonesia Persero Tbk PT	60,500	19,534

		$167,129

Malaysia — 4.6%
AMMB Holdings Bhd	18,300	$18,323
Axiata Group Bhd	9,300	10,903
CIMB Group Holdings Bhd	12,800	15,334
Malayan Banking Bhd	15,800	29,749
Petronas Gas Bhd	3,300	17,280
Public Bank Bhd	11,300	53,486
Sime Darby Bhd	7,700	15,037
Tenaga Nasional Bhd	23,824	81,403

		$241,515

Mexico — 3.7%
America Movil SAB de CV, Series L	84,437	$55,931
Coca-Cola Femsa SAB de CV, Series L	2,574	19,327
Fibra Uno Administracion SA de CV	4,200	7,993
Fomento Economico Mexicano SAB de CV, Series UBD	4,274	40,981
Grupo Financiero Banorte SAB de CV, Class O	1,200	7,079
Grupo Mexico SAB de CV, Series B	11,200	27,495
Grupo Televisa SAB, Series CPO	1,200	5,895
Wal-Mart de Mexico SAB de CV, Series V	14,300	30,248

		$194,949

Poland — 3.0%
Bank Pekao SA	1,549	$47,808
Bank Zachodni WBK SA	90	7,272
PGE SA	14,081	36,894
Polski Koncern Naftowy ORLEN SA	543	10,758
Powszechna Kasa Oszczednosci Bank Polski SA(1)	6,835	47,881
Powszechny Zaklad Ubezpieczen SA	1,461	10,144

		$160,757

Russia — 0.2%
Magnit PJSC GDR(3)	308	$12,215

		$12,215

South Africa — 2.1%
AngloGold Ashanti, Ltd.(1)	808	$11,001
Gold Fields, Ltd.	1,607	6,628
MTN Group, Ltd.	3,888	33,582
Naspers, Ltd., Class N	356	59,623

		$110,834

South Korea — 19.5%
AMOREPACIFIC Corp.	106	$33,210
Coway Co., Ltd.	119	9,309
E-MART, Inc.	127	18,009
Hana Financial Group, Inc.	1,090	31,176
Hankook Tire Co., Ltd.	714	34,287
Hyundai Department Store Co., Ltd.	112	11,490
Hyundai Glovis Co., Ltd.	77	11,655
Hyundai Marine & Fire Insurance Co., Ltd.	1,110	34,263
Hyundai Mobis Co., Ltd.	241	57,480
Hyundai Motor Co.	454	55,429
Industrial Bank of Korea	930	10,705
KB Financial Group, Inc.	1,110	41,089
KCC Corp.	32	11,298

2

Security	Shares	Value
Kia Motors Corp.	1,041	$36,965
Korea Electric Power Corp.	1,426	61,690
KT Corp.	737	20,790
KT&G Corp.	245	24,164
LG Chem, Ltd.	78	16,753
LG Corp.	420	22,460
LG Electronics, Inc.	374	15,591
LG Uplus Corp.	1,220	12,574
Lotte Chemical Corp.	104	26,130
Naver Corp.	24	17,956
POSCO	130	27,049
Samsung Electronics Co., Ltd.	113	161,627
Samsung Electronics Co., Ltd., PFC Shares	21	24,145
Samsung Fire & Marine Insurance Co., Ltd.	249	63,346
Samsung Life Insurance Co., Ltd.	134	12,931
Shinhan Financial Group Co., Ltd.	1,542	58,988
SK Holdings Co., Ltd.	53	10,339
SK Hynix, Inc.	402	14,378
SK Telecom Co., Ltd. ADR	2,296	50,168

		$1,037,444

Taiwan — 7.7%
Cathay Financial Holding Co., Ltd.	35,165	$45,510
Chunghwa Telecom Co., Ltd.	21,330	73,037
CTBC Financial Holding Co., Ltd.	68,587	36,886
Far Eastern New Century Corp.	15,024	11,625
Formosa Plastics Corp.	5,000	13,512
Fubon Financial Holding Co., Ltd.	31,000	43,862
Nan Ya Plastics Corp.	12,000	24,921
President Chain Store Corp.	2,000	14,943
Taiwan Cooperative Financial Holding Co., Ltd.	32,902	14,420
Taiwan Semiconductor Manufacturing Co., Ltd.	18,565	111,415
Uni-President Enterprises Corp.	10,000	19,320

		$409,451

Thailand — 2.1%
Advanced Info Service PCL(4)	5,400	$23,668
Advanced Info Service PCL	3,200	14,026
Airports of Thailand PCL	900	9,791
BTS Group Holdings PCL(4)	41,391	10,113
Kasikornbank PCL(4)	1,800	8,835
Siam Cement PCL (The)	2,400	34,272
Siam Commercial Bank PCL (The)	2,200	9,008

		$109,713

Turkey — 5.3%
Akbank TAS	3,968	$10,619
BIM Birlesik Magazalar AS	597	9,732
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	23,557	24,070
Haci Omer Sabanci Holding AS	9,091	27,489
KOC Holding AS	10,874	45,356
Tupras-Turkiye Petrol Rafinerileri AS	1,224	24,962
Turkcell Iletisim Hizmetleri AS(1)	15,005	48,384
Turkiye Garanti Bankasi AS	17,458	47,506
Turkiye Halk Bankasi AS	7,861	23,908
Turkiye Is Bankasi, Class B	6,237	10,127
Yapi ve Kredi Bankasi AS(1)	6,614	7,918

		$280,071

Total Common Stocks (identified cost $4,361,239)		$4,210,265

3

Exchange-Traded Funds — 7.6%

Security	Shares	Value
Equity Funds — 7.6%
iShares India 50 ETF	3,921	$116,297
iShares MSCI Chile Capped ETF	520	20,785
iShares MSCI India ETF	8,457	245,591
iShares MSCI South Korea Capped ETF	326	18,044

Total Exchange-Traded Funds (identified cost $409,255)		$400,717

Short-Term Investments — 3.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.68%(5)	190,307	$190,345

Total Short-Term Investments (identified cost $190,312)		$190,345

Total Investments — 90.5% (identified cost $4,960,806)		$4,801,327

Other Assets, Less Liabilities — 9.5%		$505,288

Net Assets — 100.0%		$5,306,615

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2016, the aggregate value of these securities is $60,452 or 1.1% of the Fund’s net assets.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2016, the aggregate value of these securities is $37,628 or 0.7% of the Fund’s net assets.

(4)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2016. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2016 was $275.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	18.8%	$999,434
Information Technology	14.6	776,833
Telecommunication Services	11.1	589,908
Consumer Staples	8.2	433,594
Utilities	7.9	417,495
Consumer Discretionary	7.7	407,037
Materials	3.9	204,288
Industrials	3.6	192,828
Energy	2.1	112,082
Other (less than 1.0% each)	1.4	76,766

Common Stocks	79.3%	$4,210,265
Exchange-Traded Funds	7.6	400,717

4

Sector	Percentage of Net Assets	Value
Short-Term Investments	3.6%	$190,345

Total Investments	90.5%	$4,801,327

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	30,939	USD	23,434	State Street Bank and Trust Company	12/21/16	$—	$(359)
EUR	14,677	USD	16,525	State Street Bank and Trust Company	12/21/16	—	(377)
HUF	1,519,147	USD	5,496	State Street Bank and Trust Company	12/21/16	—	(91)
MXN	651,143	USD	33,782	State Street Bank and Trust Company	12/21/16	487	—
USD	5,831	CAD	7,640	State Street Bank and Trust Company	12/21/16	133	—
USD	69,287	CZK	1,662,632	State Street Bank and Trust Company	12/21/16	1,501	—
USD	52,413	MXN	1,007,087	State Street Bank and Trust Company	12/21/16	—	(589)
USD	18,733	PLN	72,911	State Street Bank and Trust Company	12/21/16	166	—
USD	247,007	TRY	751,385	State Street Bank and Trust Company	12/21/16	6,720	—
USD	19,318	TRY	58,554	State Street Bank and Trust Company	12/21/16	593	—
ZAR	648,259	USD	43,925	State Street Bank and Trust Company	12/21/16	3,679	—
BRL	854,474	USD	254,353	State Street Bank and Trust Company	12/28/16	8,922	—
BRL	61,174	USD	18,560	State Street Bank and Trust Company	12/28/16	288	—
BRL	90,570	USD	27,954	State Street Bank and Trust Company	12/28/16	—	(48)
CLP	30,445,204	USD	44,707	State Street Bank and Trust Company	12/28/16	1,722	—
CNY	153,888	USD	22,691	State Street Bank and Trust Company	12/28/16	—	(97)
CNY	87,801	USD	13,022	State Street Bank and Trust Company	12/28/16	—	(131)
COP	72,073,007	USD	24,198	State Street Bank and Trust Company	12/28/16	—	(433)
IDR	858,267,376	USD	64,444	State Street Bank and Trust Company	12/28/16	867	—
IDR	416,666,817	USD	31,802	State Street Bank and Trust Company	12/28/16	—	(95)
INR	14,711,699	USD	216,603	State Street Bank and Trust Company	12/28/16	2,254	—
INR	2,495,206	USD	36,933	State Street Bank and Trust Company	12/28/16	186	—
KRW	50,153,554	USD	44,286	State Street Bank and Trust Company	12/28/16	—	(461)
PEN	51,330	USD	14,987	State Street Bank and Trust Company	12/28/16	178	—
PHP	4,108,601	USD	85,489	State Street Bank and Trust Company	12/28/16	—	(1,004)
RUB	11,453,404	USD	172,908	State Street Bank and Trust Company	12/28/16	4,986	—
THB	2,317,797	USD	66,529	State Street Bank and Trust Company	12/28/16	—	(364)
USD	14,660	CLP	9,770,859	State Street Bank and Trust Company	12/28/16	—	(240)
USD	18,928	CLP	12,712,859	State Street Bank and Trust Company	12/28/16	—	(459)
USD	309,193	CNY	2,085,505	State Street Bank and Trust Company	12/28/16	2,996	—
USD	13,208	CNY	88,623	State Street Bank and Trust Company	12/28/16	196	—
USD	25,847	IDR	338,489,138	State Street Bank and Trust Company	12/28/16	89	—
USD	18,781	IDR	250,119,047	State Street Bank and Trust Company	12/28/16	—	(253)
USD	77,425	INR	5,212,238	State Street Bank and Trust Company	12/28/16	—	(114)
USD	21,633	INR	1,468,667	State Street Bank and Trust Company	12/28/16	—	(215)
USD	684,821	KRW	766,589,079	State Street Bank and Trust Company	12/28/16	14,968	—
USD	23,219	KRW	25,593,428	State Street Bank and Trust Company	12/28/16	855	—
USD	35,117	KRW	39,465,039	State Street Bank and Trust Company	12/28/16	633	—
USD	12,399	KRW	13,824,022	State Street Bank and Trust Company	12/28/16	319	—
USD	153,407	MYR	634,569	State Street Bank and Trust Company	12/28/16	2,526	—
USD	17,116	MYR	70,414	State Street Bank and Trust Company	12/28/16	373	—
USD	20,162	MYR	83,570	State Street Bank and Trust Company	12/28/16	291	—
USD	28,910	PHP	1,399,456	State Street Bank and Trust Company	12/28/16	133	—
USD	25,156	THB	871,657	State Street Bank and Trust Company	12/28/16	273	—
USD	45,909	THB	1,634,370	State Street Bank and Trust Company	12/28/16	—	(746)
USD	79,887	TWD	2,494,069	State Street Bank and Trust Company	12/28/16	819	—

						$57,153	$(6,076)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Equity Futures
E-mini MSCI Emerging Markets Index	5	Long	Dec-16	$229,748	$225,875	$(3,873)

						$(3,873)

5

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

Currency Abbreviations:

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CLP	-	Chilean Peso

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

CZK	-	Czech Koruna

EUR	-	Euro

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

KRW	-	South Korean Won

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RUB	-	Russian Ruble

THB	-	Thai Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

ZAR	-	South African Rand

At October 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts*	$—	$(3,873)

Total		$—	$(3,873)

Foreign Exchange	Forward foreign currency exchange contracts	$57,153	$(6,076)

Total		$57,153	$(6,076)

*	Amount represents cumulative unrealized depreciation on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,981,506

Gross unrealized appreciation	$418,333
Gross unrealized depreciation	(598,512)

Net unrealized depreciation	$(180,179)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

6

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$442,907	$2,738,504	$—	$3,181,411
Emerging Europe	—	490,388	—	490,388
Latin America	427,632	—	—	427,632
Middle East/Africa	—	110,834	—	110,834
Total Common Stocks	$870,539	$3,339,726 *	$—	$4,210,265
Exchange-Traded Funds	$400,717	$—	$—	$400,717
Short-Term Investments	—	190,345	—	190,345
Total Investments	$1,271,256	$3,530,071	$—	$4,801,327
Forward Foreign Currency Exchange Contracts	$—	$57,153	$—	$57,153
Total	$1,271,256	$3,587,224	$—	$4,858,480

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(6,076)	$—	$(6,076)
Futures Contracts	(3,873)	—	—	(3,873)
Total	$(3,873)	$(6,076)	$—	$(9,949)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of July 31, 2016 whose fair value was determined using Level 3 inputs. At October 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

Hexavest Global Equity Fund

October 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 78.2%

Security	Shares	Value
Australia — 2.3%
AGL Energy, Ltd.	7,542	$109,868
Australia and New Zealand Banking Group, Ltd.	3,206	67,696
Caltex Australia, Ltd.	4,869	113,337
Coca-Cola Amatil, Ltd.	12,656	91,690
Commonwealth Bank of Australia	1,222	68,030
CSL, Ltd.	167	12,743
Dexus Property Group	4,278	29,061
Flight Centre Travel Group, Ltd.	1,046	26,875
Goodman Group	3,337	17,201
GPT Group (The)	3,249	11,486
Insurance Australia Group, Ltd.	27,541	115,144
LendLease Group	1,004	10,285
Mirvac Group	24,218	38,418
National Australia Bank, Ltd.	3,373	71,600
Newcrest Mining, Ltd.	4,290	75,115
QBE Insurance Group, Ltd.	9,965	75,500
Scentre Group	11,994	38,387
Stockland	10,131	34,024
Telstra Corp., Ltd.	39,848	150,703
Vicinity Centres	5,607	12,227
Wesfarmers, Ltd.	6,052	188,453
Westfield Corp.	3,474	23,477
Westpac Banking Corp.	2,777	64,218
Woodside Petroleum, Ltd.	3,581	76,655
Woolworths, Ltd.	4,239	76,074

		$1,598,267

Belgium — 0.4%
Colruyt SA	1,327	$71,323
KBC Group NV(1)	1,922	117,167
Proximus SA	1,919	54,927
UCB SA	1,056	71,461

		$314,878

Brazil — 0.1%
AMBEV SA ADR	8,818	$52,026
Cia Brasileira de Distribuicao ADR, PFC Shares	959	18,269
Cia Energetica de Minas Gerais ADR	2,952	8,915

		$79,210

Canada — 1.0%
Barrick Gold Corp., New York Shares	2,455	$43,184
Kinross Gold Corp.(1)	11,990	46,281
Rogers Communications Inc., Class B	4,073	163,855
Valeant Pharmaceuticals International, Inc.(1)	24,402	435,332

		$688,652

Chile — 0.1%
Enersis Americas SA ADR	2,592	$22,473
Enersis Chile SA ADR	2,592	12,882

		$35,355

Security	Shares	Value
China — 0.7%
Belle International Holdings, Ltd.	16,000	$9,662
China Construction Bank Corp., Class H	50,000	36,512
China Mengniu Dairy Co., Ltd.	10,000	18,890
China Mobile, Ltd.	8,500	97,379
China Resources Beer Holdings Co., Ltd.(1)	4,000	8,500
China Shenhua Energy Co., Ltd., Class H	7,000	14,513
China Telecom Corp., Ltd., Class H	26,000	13,405
China Unicom (Hong Kong), Ltd.	28,000	32,872
Dongfeng Motor Group Co., Ltd., Class H	12,000	12,507
ENN Energy Holdings, Ltd.	2,000	9,403
Geely Automobile Holdings, Ltd.	40,000	41,158
Guangdong Investment, Ltd.	38,000	57,294
Hengan International Group Co., Ltd.	5,000	39,724
Industrial & Commercial Bank of China, Ltd., Class H	49,000	29,412
Ping An Insurance (Group) Co. of China, Ltd., Class H	3,000	15,791
Tencent Holdings, Ltd.	1,600	42,404
Tingyi (Cayman Islands) Holding Corp.	10,000	10,780
Want Want China Holdings, Ltd.	28,000	17,045

		$507,251

Denmark — 0.5%
Coloplast A/S, Class B	1,244	$86,660
Novo Nordisk A/S, Class B	4,539	161,704
TDC A/S(1)	19,513	107,585

		$355,949

France — 1.7%
Airbus Group SE	1,012	$60,093
AXA SA	5,386	121,521
BNP Paribas SA	2,894	167,804
Bouygues SA	1,456	47,462
Compagnie Generale des Etablissements Michelin, Class B	562	60,869
Eiffage SA	446	33,020
Sanofi	2,058	160,151
Societe Generale SA	3,510	136,916
Sodexo SA	904	104,973
Thales SA	791	74,421
Total SA	3,846	184,242
Veolia Environnement SA	2,940	64,231
Vivendi SA	1,185	23,985

		$1,239,688

Germany — 1.8%
Allianz SE	1,044	$162,973
BASF SE	754	66,562
Bayerische Motoren Werke AG	814	71,018
Continental AG	388	74,531
Daimler AG	2,370	169,080
Deutsche Post AG	3,139	97,343
Hochtief AG	244	33,317
MAN SE	619	63,358
Merck KGaA	993	102,210
Muenchener Rueckversicherungs-Gesellschaft AG	697	135,329
SAP SE	357	31,452
Siemens AG	2,276	258,593

		$1,265,766

Hong Kong — 0.3%
AIA Group, Ltd.	26,302	$165,466
CK Hutchison Holdings, Ltd.	5,000	61,740

		$227,206

Security	Shares	Value
India — 0.1%
HDFC Bank, Ltd. ADR	949	$67,170
Infosys, Ltd. ADR	1,829	27,911

		$95,081

Ireland — 0.4%
Kerry Group PLC, Class A	806	$58,496
Shire PLC	4,027	227,376

		$285,872

Italy — 0.5%
Assicurazioni Generali SpA	4,884	$63,088
ENI SpA	6,108	88,641
Intesa Sanpaolo SpA	29,255	67,833
UniCredit SpA	41,676	103,423

		$322,985

Japan — 10.0%
Aeon Co., Ltd.	1,000	$13,820
Asahi Group Holdings, Ltd.	2,200	78,476
Asahi Kasei Corp.	5,000	45,075
Astellas Pharma, Inc.	6,500	96,472
Bridgestone Corp.	2,000	74,647
Central Japan Railway Co.	600	102,028
Chubu Electric Power Co., Inc.	3,300	48,580
Dai-ichi Life Holdings, Inc.	6,000	87,966
Daiichi Sankyo Co., Ltd.	800	19,223
Daiwa House Industry Co., Ltd.	1,000	27,447
Denso Corp.	1,300	56,569
East Japan Railway Co.	1,100	96,831
Electric Power Development Co., Ltd.	1,400	32,602
FANUC Corp.	500	91,544
Fuji Heavy Industries, Ltd.	3,800	148,491
Hitachi, Ltd.	9,000	47,978
Honda Motor Co., Ltd.	6,400	191,498
Isuzu Motors, Ltd.	4,300	53,187
ITOCHU Corp.	4,900	61,881
Japan Tobacco, Inc.	4,600	174,893
Kajima Corp.	26,000	175,332
Kansai Electric Power Co., Inc. (The)(1)	3,200	30,593
Kao Corp.	2,000	102,913
KDDI Corp.	6,800	206,673
Keyence Corp.	100	73,309
Kirin Holdings Co., Ltd.	1,000	17,192
Komatsu, Ltd.	2,600	57,874
Kyushu Electric Power Co., Inc.	1,700	15,447
Lawson, Inc.	1,000	75,985
Mazda Motor Corp.	7,600	126,037
Mitsubishi Corp.	3,800	82,707
Mitsubishi Electric Corp.	1,000	13,529
Mitsubishi UFJ Financial Group, Inc.	100,100	516,497
Mizuho Financial Group, Inc.	284,300	478,691
MS&AD Insurance Group Holdings, Inc.	1,700	50,468
Murata Manufacturing Co., Ltd.	300	41,892
Nikon Corp.	3,400	51,384
Nippon Telegraph & Telephone Corp.	2,500	110,842
Nissan Motor Co., Ltd.	15,400	156,656
NTT DoCoMo, Inc.	5,800	145,661
Obayashi Corp.	17,200	165,691
ORIX Corp.	4,600	72,893
Osaka Gas Co., Ltd.	12,000	49,910
Panasonic Corp.	6,300	64,990

Security	Shares	Value
Resona Holdings, Inc.	49,100	$217,635
Ryohin Keikaku Co., Ltd.	300	64,081
Seven & i Holdings Co., Ltd.	3,100	129,392
Shimizu Corp.	8,000	71,101
Shin-Etsu Chemical Co., Ltd.	1,000	75,821
SMC Corp.	300	86,962
SoftBank Group Corp.	2,300	144,856
Sompo Holdings, Inc.	1,600	51,771
Sony Corp.	1,700	53,581
Sumitomo Corp.	4,500	51,735
Sumitomo Metal Mining Co., Ltd.	1,000	12,995
Sumitomo Mitsui Financial Group, Inc.	14,200	492,338
Sumitomo Mitsui Trust Holdings, Inc.	6,600	222,702
Suzuki Motor Corp.	1,300	46,353
T&D Holdings, Inc.	5,900	71,348
Taisei Corp.	20,000	149,901
Takeda Pharmaceutical Co., Ltd.	2,000	89,450
Tokio Marine Holdings, Inc.	2,000	78,887
Tokyo Electric Power Co. Holdings, Inc.(1)	8,500	32,934
Tokyo Gas Co., Ltd.	14,000	63,524
Toray Industries, Inc.	2,000	18,614
Toyota Motor Corp.	6,200	359,642
West Japan Railway Co.	1,100	67,734

		$7,085,731

Mexico — 0.0%(2)
America Movil SAB de CV, Series L ADR	1,738	$22,837

		$22,837

Netherlands — 1.0%
Heineken NV	510	$42,008
ING Groep NV	12,026	157,865
Mylan NV(1)	8,311	303,351
NXP Semiconductors NV(1)	446	44,600
Unilever NV	1,229	51,404
Wolters Kluwer NV	2,470	95,516

		$694,744

Norway — 0.1%
Telenor ASA	4,815	$76,582

		$76,582

Peru — 0.1%
Cia de Minas Buenaventura SA ADR(1)	4,139	$55,007

		$55,007

Singapore — 0.5%
ComfortDelGro Corp., Ltd.	29,000	$52,873
DBS Group Holdings, Ltd.	6,511	70,180
Oversea-Chinese Banking Corp., Ltd.	7,000	42,645
Singapore Press Holdings, Ltd.	4,000	10,690
Singapore Telecommunications, Ltd.	44,000	123,260
United Overseas Bank, Ltd.	3,000	40,472

		$340,120

South Korea — 0.2%
Korea Electric Power Corp. ADR	1,696	$36,990
Samsung Electronics Co., Ltd. GDR(3)	46	32,453
SK Telecom Co., Ltd. ADR	3,689	80,604

		$150,047

Security	Shares	Value
Spain — 1.3%
ACS Actividades de Construccion y Servicios SA	1,703	$52,093
Aena SA(3)	812	118,987
Banco Bilbao Vizcaya Argentaria SA	19,455	140,050
Banco Santander SA	22,428	109,898
CaixaBank SA	15,796	47,663
Endesa SA	3,149	66,839
Ferrovial SA	2,544	49,424
Iberdrola SA	4,107	27,950
Industria de Diseno Textil SA	2,859	99,757
Mapfre SA	16,902	50,139
Telefonica SA	12,346	125,443

		$888,243

Sweden — 0.8%
Hennes & Mauritz AB, Class B	2,534	$71,263
Nordea Bank AB	11,194	117,639
Skanska AB, Class B	1,687	36,636
Svenska Cellulosa AB SCA, Class B	3,551	100,574
Swedbank AB, Class A	3,848	90,040
Tele2 AB, Class B	9,080	74,979
Telefonaktiebolaget LM Ericsson, Class B	9,131	44,293

		$535,424

Switzerland — 3.3%
ABB, Ltd.	3,332	$68,740
Adecco Group AG	381	22,624
Baloise Holding AG	256	31,496
Nestle SA	9,197	666,910
Novartis AG	6,987	495,850
Roche Holding AG PC	2,252	517,243
Sonova Holding AG	584	78,322
Swiss Re AG	776	72,022
Swisscom AG	227	103,767
Syngenta AG(1)	406	161,612
Zurich Insurance Group AG	311	81,406

		$2,299,992

United Kingdom — 3.8%
AstraZeneca PLC	3,136	$175,601
Berkeley Group Holdings PLC	2,321	66,941
British American Tobacco PLC	1,598	91,586
Compass Group PLC	9,279	167,897
Diageo PLC	6,018	160,178
GlaxoSmithKline PLC	9,231	182,352
HSBC Holdings PLC	39,628	298,444
Imperial Brands PLC	1,066	51,564
Lloyds Banking Group PLC	232,649	162,464
National Grid PLC	13,897	180,769
Next PLC	1,105	65,011
Persimmon PLC	2,681	55,496
Randgold Resources, Ltd. ADR	442	39,219
Reckitt Benckiser Group PLC	1,369	122,472
RELX PLC	3,308	59,048
Rio Tinto PLC	5,406	187,995
Rio Tinto, Ltd.	894	36,989
Royal Mail PLC	13,548	81,281
Segro PLC	13,050	69,897
Sky PLC	6,264	62,623
Taylor Wimpey PLC	28,948	50,130
Vodafone Group PLC	95,189	261,420
William Hill PLC	21,376	77,327

		$2,706,704

Security	Shares	Value
United States — 47.2%
AES Corp. (The)	3,146	$37,028
Allstate Corp. (The)	1,495	101,511
Ameren Corp.	4,122	205,894
American Electric Power Co., Inc.	1,742	112,951
American Express Co.	9,225	612,725
AmerisourceBergen Corp.	3,860	271,435
Apple, Inc.	16,387	1,860,580
AT&T, Inc.	25,450	936,306
AvalonBay Communities, Inc.	919	157,314
Bank of America Corp.	20,434	337,161
BB&T Corp.	10,672	418,342
Bristol-Myers Squibb Co.	4,823	245,539
CalAtlantic Group, Inc.	22,438	725,196
Capital One Financial Corp.	3,036	224,785
Cardinal Health, Inc.	5,734	393,869
Cisco Systems, Inc.	27,843	854,223
Citigroup, Inc.	15,007	737,594
Coca-Cola Co. (The)	13,289	563,454
Comcast Corp., Class A	2,979	184,162
Consolidated Edison, Inc.	3,246	245,235
Costco Wholesale Corp.	2,566	379,434
Coty, Inc., Class A(1)	7,131	163,942
CVS Health Corp.	4,094	344,305
D.R. Horton, Inc.	13,651	393,558
Dollar General Corp.	9,830	679,155
Dollar Tree, Inc.(1)	11,935	901,689
Domtar Corp.	3,316	119,210
DTE Energy Co.	1,499	143,919
Duke Energy Corp.	4,503	360,330
Edison International	5,434	399,290
Eli Lilly & Co.	6,547	483,431
Endo International PLC(1)	7,666	143,738
Entergy Corp.	1,833	135,055
Exelon Corp.	3,983	135,701
Fifth Third Bancorp	10,835	235,770
FirstEnergy Corp.	4,286	146,967
Fluor Corp.	6,899	358,679
Ford Motor Co.	21,307	250,144
Frontier Communications Corp.	54,432	218,817
General Motors Co.	8,150	257,540
Goldman Sachs Group, Inc. (The)	1,270	226,365
HCP, Inc.	8,465	289,926
International Business Machines Corp.	1,807	277,718
Jacobs Engineering Group, Inc.(1)	6,885	355,128
Johnson & Johnson	12,119	1,405,683
Kroger Co. (The)	9,761	302,396
Lennar Corp., Class A	13,533	564,191
LyondellBasell Industries NV, Class A	4,494	357,498
Macy’s, Inc.	9,544	348,261
MasterCard, Inc., Class A	1,430	153,039
McDonald’s Corp.	1,876	211,181
McKesson Corp.	2,189	278,375
MDC Holdings, Inc.	8,372	198,500
Merck & Co., Inc.	9,600	563,712
Meritage Homes Corp.(1)	5,596	173,196
Microsoft Corp.	10,529	630,898
Morgan Stanley	7,484	251,238
Newmont Mining Corp.	1,128	41,781
NextEra Energy, Inc.	2,817	360,576
Oracle Corp.	13,217	507,797

Security	Shares	Value
PepsiCo, Inc.	2,696	$289,011
Pfizer, Inc.	44,576	1,413,505
PG&E Corp.	6,744	418,937
Pinnacle West Capital Corp.	2,527	192,381
PNC Financial Services Group, Inc. (The)	4,528	432,877
PPL Corp.	6,435	220,978
Procter & Gamble Co. (The)	5,048	438,166
Public Service Enterprise Group, Inc.	2,840	119,507
PulteGroup, Inc.	22,289	414,575
QUALCOMM, Inc.	8,314	571,338
Quanta Services, Inc.(1)	6,188	177,905
Realty Income Corp.	8,238	488,019
Southern Co. (The)	7,071	364,652
Sysco Corp.	8,728	419,991
Taylor Morrison Home Corp., Class A(1)	11,849	202,144
Travelers Cos., Inc. (The)	4,158	449,813
Twitter, Inc.(1)	9,581	171,979
U.S. Bancorp	5,491	245,777
United Technologies Corp.	1,478	151,052
Verizon Communications, Inc.	14,149	680,567
Visa, Inc., Class A	1,712	141,257
Wal-Mart Stores, Inc.	14,458	1,012,349
Walgreens Boots Alliance, Inc.	6,992	578,448
Welltower, Inc.	5,421	371,501
Weyerhaeuser Co.	8,038	240,577
Xcel Energy, Inc.	3,609	149,954

		$33,330,697

Total Common Stocks (identified cost $52,028,639)		$55,202,288

Exchange-Traded Funds — 8.8%

Security	Shares	Value
Equity Funds — 8.8%
iShares MSCI Australia ETF	14,270	$289,396
iShares MSCI Chile Capped ETF	2,301	91,971
iShares MSCI Emerging Markets ETF	24,438	907,627
iShares MSCI Eurozone ETF	8,551	291,931
iShares MSCI Hong Kong ETF	2,547	54,939
iShares MSCI Japan ETF	165,870	2,094,938
iShares MSCI Malaysia ETF	26,993	215,404
iShares MSCI Mexico Capped ETF	3,759	191,070
iShares MSCI Poland Capped ETF	8,035	149,371
iShares MSCI Singapore Capped ETF	9,707	100,468
iShares MSCI South Africa ETF	572	31,632
iShares MSCI South Korea Capped ETF	8,381	463,888
iShares MSCI Switzerland Capped ETF	11,782	341,796
iShares MSCI Taiwan Capped ETF	29,224	460,570
iShares MSCI United Kingdom ETF	15,500	232,500
SPDR S&P 500 ETF Trust	657	139,645
WisdomTree India Earnings Fund	7,142	155,124

Total Exchange-Traded Funds (identified cost $6,420,409)		$6,212,270

Rights — 0.0%(2)

Security	Shares	Value
Spain — 0.0%(2)
Banco Santander SA, Expires 11/7/16(1)	12,983	$727
Ferrovial SA, Expires 11/18/16(1)	2,544	1,104

		$1,831

Security	Shares	Value
Sweden — 0.0%(2)
Tele2 AB, Expires 11/16/16(1)	9,080	$2,721

		$2,721

Total Rights (identified cost $1,781)		$4,552

Short-Term Investments — 4.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.68%(4)	3,402,321	$3,403,002

Total Short-Term Investments (identified cost $3,402,346)		$3,403,002

Total Investments — 91.8% (identified cost $61,853,175)		$64,822,112

Other Assets, Less Liabilities — 8.2%		$5,786,519

Net Assets — 100.0%		$70,608,631

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2016, the aggregate value of these securities is $151,440 or 0.2% of the Fund’s net assets.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2016. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2016 was $6,783.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	14.1%	$9,980,170
Health Care	11.9	8,414,788
Consumer Discretionary	11.7	8,272,401
Consumer Staples	10.0	7,022,133
Information Technology	7.9	5,555,121
Utilities	6.5	4,620,559
Telecommunication Services	5.6	3,933,340
Industrials	5.2	3,684,183
Real Estate	2.6	1,859,247
Materials	2.0	1,382,958
Energy	0.7	477,388

Common Stocks	78.2%	$55,202,288
Exchange-Traded Funds	8.8	6,212,270
Rights	0.0 (1)	4,552
Short-Term Investments	4.8	3,403,002

Total Investments	91.8%	$64,822,112

(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
JPY	152,856,093	USD	1,455,470	State Street Bank and Trust Company	11/4/16	$2,201	$—
CAD	261,100	USD	198,992	State Street Bank and Trust Company	12/21/16	—	(4,256)
DKK	1,567,609	USD	237,111	State Street Bank and Trust Company	12/21/16	—	(5,226)
EUR	163,907	USD	184,543	State Street Bank and Trust Company	12/21/16	—	(4,212)
GBP	160,253	USD	208,531	State Street Bank and Trust Company	12/21/16	—	(12,151)
GBP	392,602	USD	510,690	State Street Bank and Trust Company	12/21/16	—	(29,579)
GBP	5,320,759	USD	7,077,408	State Street Bank and Trust Company	12/21/16	—	(557,133)
HKD	16,383,575	USD	2,113,095	State Street Bank and Trust Company	12/21/16	77	—
ILS	1,637,867	USD	435,876	State Street Bank and Trust Company	12/21/16	—	(8,437)
JPY	14,251,422	EUR	126,673	State Street Bank and Trust Company	12/21/16	—	(3,198)
JPY	31,016,485	USD	298,217	State Street Bank and Trust Company	12/21/16	—	(1,864)
USD	173,311	AUD	226,987	State Street Bank and Trust Company	12/21/16	857	—
USD	1,811,834	AUD	2,417,874	State Street Bank and Trust Company	12/21/16	—	(25,159)
USD	2,606,093	CAD	3,414,537	State Street Bank and Trust Company	12/21/16	59,435	—
USD	996,961	CHF	967,122	State Street Bank and Trust Company	12/21/16	16,846	—
USD	1,335,256	EUR	1,204,144	State Street Bank and Trust Company	12/21/16	10,453	—
USD	663,884	EUR	600,439	State Street Bank and Trust Company	12/21/16	3,279	—
USD	359,741	EUR	325,000	State Street Bank and Trust Company	12/21/16	2,175	—
USD	334,116	EUR	303,883	State Street Bank and Trust Company	12/21/16	—	(217)
USD	4,020,671	GBP	3,259,272	State Street Bank and Trust Company	12/21/16	26,626	—
USD	1,266,877	GBP	1,037,141	State Street Bank and Trust Company	12/21/16	—	(4,078)
USD	282,955	HKD	2,193,466	State Street Bank and Trust Company	12/21/16	39	—
USD	266,048	ILS	1,003,361	State Street Bank and Trust Company	12/21/16	4,198	—
USD	2,183,842	JPY	218,673,162	State Street Bank and Trust Company	12/21/16	94,487	—
USD	3,106,795	JPY	315,609,967	State Street Bank and Trust Company	12/21/16	91,238	—
USD	1,574,610	JPY	162,543,182	State Street Bank and Trust Company	12/21/16	21,559	—
USD	859,215	JPY	88,846,577	State Street Bank and Trust Company	12/21/16	10,313	—
USD	108,820	JPY	11,080,166	State Street Bank and Trust Company	12/21/16	2,953	—
USD	1,727,952	JPY	181,194,950	State Street Bank and Trust Company	12/21/16	—	(3,311)
USD	227,893	MXN	4,392,609	State Street Bank and Trust Company	12/21/16	—	(3,284)
USD	92,413	NOK	761,478	State Street Bank and Trust Company	12/21/16	241	—
USD	94,593	PLN	368,174	State Street Bank and Trust Company	12/21/16	837	—
USD	265,469	SGD	361,370	State Street Bank and Trust Company	12/21/16	5,644	—
USD	103,502	ZAR	1,527,516	State Street Bank and Trust Company	12/21/16	—	(8,669)
USD	165,122	BRL	554,710	State Street Bank and Trust Company	12/28/16	—	(5,792)
USD	1,184,979	CNY	7,992,680	State Street Bank and Trust Company	12/28/16	11,483	—
USD	332,276	INR	22,568,157	State Street Bank and Trust Company	12/28/16	—	(3,457)
USD	871,507	KRW	975,565,098	State Street Bank and Trust Company	12/28/16	19,048	—
USD	168,929	MYR	698,776	State Street Bank and Trust Company	12/28/16	2,782	—
USD	622,834	TWD	19,444,882	State Street Bank and Trust Company	12/28/16	6,382	—
USD	147,601	TWD	4,681,898	State Street Bank and Trust Company	12/28/16	—	(827)

						$393,153	$(680,850)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Equity Futures
E-mini MSCI Emerging Markets Index	49	Long	Dec-16	$2,271,112	$2,213,575	$(57,537)
Euro Stoxx 50 Index	11	Long	Dec-16	356,366	368,520	12,154
FTSE 100 Index	4	Long	Dec-16	328,444	338,564	10,120
Nikkei 225 Index	6	Long	Dec-16	478,094	497,616	19,522
SPI 200 Index	1	Long	Dec-16	99,884	100,366	482

						$(15,259)

Euro Stoxx 50 Index: Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within the Eurozone nations.

FTSE 100 Index: Market capitalization-weighted stock index of 100 largest, blue-chip companies listed on the London Stock Exchange.

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

SPI 200 Index: Market capitalization-weighted stock index of 200 largest, blue-chip companies listed on the Australian Securities Exchange.

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CNY	-	Yuan Renminbi

DKK	-	Danish Krone

EUR	-	Euro

GBP	-	British Pound Sterling

HKD	-	Hong Kong Dollar

ILS	-	Israeli Shekel

INR	-	Indian Rupee

JPY	-	Japanese Yen

KRW	-	South Korean Won

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NOK	-	Norwegian Krone

PLN	-	Polish Zloty

SGD	-	Singapore Dollar

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

ZAR	-	South African Rand

At October 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts*	$42,278	$(57,537)

Total		$42,278	$(57,537)

Foreign Exchange	Forward foreign currency exchange contracts	$393,153	$(680,850)

Total		$393,153	$(680,850)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$62,383,151

Gross unrealized appreciation	$5,134,807
Gross unrealized depreciation	(2,695,846)

Net unrealized appreciation	$2,438,961

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$245,128	$9,758,575	$—	$10,003,703
Developed Europe	387,170	10,599,657	—	10,986,827
Latin America	192,409	—	—	192,409
North America	34,019,349	—	—	34,019,349
Total Common Stocks	$34,844,056	$20,358,232 *	$—	$55,202,288
Exchange-Traded Funds	$6,212,270	$—	$—	$6,212,270
Rights	1,831	2,721	—	4,552
Short-Term Investments	—	3,403,002	—	3,403,002
Total Investments	$41,058,157	$23,763,955	$—	$64,822,112
Forward Foreign Currency Exchange Contracts	$—	$393,153	$—	$393,153
Futures Contracts	19,522	22,756	—	42,278
Total	$41,077,679	$24,179,864	$—	$65,257,543

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(680,850)	$—	$(680,850)
Futures Contracts	(57,537)	—	—	(57,537)
Total	$(57,537)	$(680,850)	$—	$(738,387)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of July 31, 2016 whose fair value was determined using Level 3 inputs. At October 31, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Hexavest International Equity Fund

October 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 83.0%

Security	Shares	Value
Australia — 4.8%
AGL Energy, Ltd.	1,254	$18,268
Australia and New Zealand Banking Group, Ltd.	720	15,203
Caltex Australia, Ltd.	853	19,855
Coca-Cola Amatil, Ltd.	2,165	15,685
Commonwealth Bank of Australia	303	16,868
CSL, Ltd.	69	5,265
Dexus Property Group	788	5,353
Flight Centre Travel Group, Ltd.	179	4,599
Goodman Group	667	3,438
GPT Group (The)	674	2,383
Insurance Australia Group, Ltd.	4,713	19,704
LendLease Group	207	2,120
Mirvac Group	4,865	7,718
National Australia Bank, Ltd.	755	16,027
Newcrest Mining, Ltd.	602	10,541
QBE Insurance Group, Ltd.	1,705	12,918
Scentre Group	2,110	6,753
Stockland	897	3,013
Telstra Corp., Ltd.	6,949	26,281
Vicinity Centres	1,262	2,752
Wesfarmers, Ltd.	1,073	33,412
Westfield Corp.	594	4,014
Westpac Banking Corp.	701	16,211
Woodside Petroleum, Ltd.	1,001	21,427
Woolworths, Ltd.	945	16,959

		$306,767

Belgium — 1.7%
Colruyt SA	448	$24,079
KBC Group NV(1)	702	42,795
Proximus SA	649	18,576
UCB SA	394	26,662

		$112,112

Brazil — 0.1%
AMBEV SA ADR	1,143	$6,744
Cia Brasileira de Distribuicao ADR, PFC Shares	124	2,362
Cia Energetica de Minas Gerais ADR	383	1,157

		$10,263

Chile — 0.1%
Enersis Americas SA ADR	336	$2,913
Enersis Chile SA ADR	336	1,670

		$4,583

China — 1.0%
Belle International Holdings, Ltd.	2,000	$1,208
China Construction Bank Corp., Class H	6,000	4,382
China Mengniu Dairy Co., Ltd.	2,000	3,778
China Mobile, Ltd.	1,000	11,456
China Shenhua Energy Co., Ltd., Class H	1,000	2,073

1

Security	Shares	Value
China Telecom Corp., Ltd., Class H	4,000	$2,062
China Unicom (Hong Kong), Ltd.	4,000	4,696
Dongfeng Motor Group Co., Ltd., Class H	2,000	2,085
Geely Automobile Holdings, Ltd.	5,000	5,145
Guangdong Investment, Ltd.	6,000	9,046
Hengan International Group Co., Ltd.	500	3,972
Industrial & Commercial Bank of China, Ltd., Class H	6,000	3,601
Tencent Holdings, Ltd.	200	5,301
Tingyi (Cayman Islands) Holding Corp.	2,000	2,156
Want Want China Holdings, Ltd.	4,000	2,435

		$63,396

Denmark — 2.0%
Coloplast A/S, Class B	426	$29,677
Novo Nordisk A/S, Class B	1,604	57,143
TDC A/S(1)	7,085	39,063

		$125,883

France — 6.1%
Airbus Group SE	314	$18,645
AXA SA	1,344	30,324
BNP Paribas SA	899	52,127
Bouygues SA	487	15,875
Compagnie Generale des Etablissements Michelin, Class B	199	21,553
Eiffage SA	139	10,291
Sanofi	886	68,947
Societe Generale SA	1,144	44,625
Sodexo SA	306	35,533
Thales SA	246	23,145
Total SA	887	42,492
Veolia Environnement SA	859	18,767
Vivendi SA	468	9,472

		$391,796

Germany — 6.6%
Allianz SE	262	$40,899
BASF SE	232	20,480
Bayerische Motoren Werke AG	346	30,187
Continental AG	131	25,164
Daimler AG	970	69,202
Deutsche Post AG	1,451	44,997
Hochtief AG	76	10,378
MAN SE	210	21,495
Merck KGaA	410	42,201
Muenchener Rueckversicherungs-Gesellschaft AG	233	45,239
SAP SE	163	14,360
Siemens AG	492	55,900

		$420,502

Hong Kong — 0.7%
AIA Group, Ltd.	4,925	$30,983
CK Hutchison Holdings, Ltd.	1,000	12,348

		$43,331

India — 0.2%
HDFC Bank, Ltd. ADR	122	$8,635
Infosys, Ltd. ADR	237	3,617

		$12,252

Ireland — 1.2%
Kerry Group PLC, Class A	266	$19,305
Shire PLC	983	55,503

		$74,808

2

Security	Shares	Value
Italy — 1.4%
Assicurazioni Generali SpA	1,256	$16,224
ENI SpA	1,712	24,845
Intesa Sanpaolo SpA	9,118	21,142
UniCredit SpA	11,518	28,583

		$90,794

Japan — 22.3%
Aeon Co., Ltd.	400	$5,528
Asahi Group Holdings, Ltd.	400	14,268
Asahi Kasei Corp.	1,000	9,015
Astellas Pharma, Inc.	1,500	22,263
Bridgestone Corp.	500	18,662
Central Japan Railway Co.	100	17,005
Chubu Electric Power Co., Inc.	1,000	14,721
Dai-ichi Life Holdings, Inc.	1,100	16,127
Daiichi Sankyo Co., Ltd.	300	7,209
Denso Corp.	300	13,055
East Japan Railway Co.	400	35,211
Electric Power Development Co., Ltd.	400	9,315
FANUC Corp.	200	36,618
Fuji Heavy Industries, Ltd.	700	27,354
Hitachi, Ltd.	2,000	10,662
Honda Motor Co., Ltd.	1,300	38,898
Isuzu Motors, Ltd.	800	9,895
ITOCHU Corp.	900	11,366
Japan Tobacco, Inc.	1,000	38,020
Kajima Corp.	4,000	26,974
Kansai Electric Power Co., Inc. (The)(1)	1,300	12,428
Kao Corp.	400	20,583
KDDI Corp.	1,400	42,550
Komatsu, Ltd.	700	15,581
Kyushu Electric Power Co., Inc.	700	6,361
Lawson, Inc.	200	15,197
Mazda Motor Corp.	1,400	23,217
Mitsubishi Corp.	700	15,235
Mitsubishi Electric Corp.	1,000	13,529
Mitsubishi UFJ Financial Group, Inc.	14,700	75,849
Mizuho Financial Group, Inc.	38,900	65,498
MS&AD Insurance Group Holdings, Inc.	300	8,906
Murata Manufacturing Co., Ltd.	100	13,964
Nikon Corp.	900	13,602
Nippon Telegraph & Telephone Corp.	500	22,168
Nissan Motor Co., Ltd.	2,900	29,500
NTT DoCoMo, Inc.	1,100	27,625
Obayashi Corp.	3,000	28,900
ORIX Corp.	900	14,262
Osaka Gas Co., Ltd.	3,000	12,478
Panasonic Corp.	1,500	15,474
Resona Holdings, Inc.	7,625	33,798
Ryohin Keikaku Co., Ltd.	100	21,360
Seven & i Holdings Co., Ltd.	600	25,044
Shimizu Corp.	2,000	17,775
Shin-Etsu Chemical Co., Ltd.	200	15,164
SMC Corp.	100	28,988
SoftBank Group Corp.	500	31,491
Sompo Holdings, Inc.	300	9,707
Sony Corp.	500	15,759
Sumitomo Corp.	1,100	12,646
Sumitomo Metal Mining Co., Ltd.	2,000	25,990
Sumitomo Mitsui Financial Group, Inc.	2,000	69,343
Sumitomo Mitsui Trust Holdings, Inc.	1,000	33,743

3

Security	Shares	Value
Suzuki Motor Corp.	300	$10,697
T&D Holdings, Inc.	1,100	13,302
Taisei Corp.	4,000	29,980
Takeda Pharmaceutical Co., Ltd.	300	13,417
Tokio Marine Holdings, Inc.	400	15,777
Tokyo Electric Power Co. Holdings, Inc.(1)	2,300	8,912
Tokyo Gas Co., Ltd.	5,000	22,687
Toray Industries, Inc.	1,000	9,307
Toyota Motor Corp.	1,300	75,409
West Japan Railway Co.	200	12,315

		$1,427,684

Mexico — 0.0%(2)
America Movil SAB de CV, Series L ADR	225	$2,956

		$2,956

Netherlands — 2.6%
Heineken NV	271	$22,322
ING Groep NV	3,970	52,114
NXP Semiconductors NV(1)	128	12,800
Unilever NV	1,104	46,176
Wolters Kluwer NV	835	32,290

		$165,702

Norway — 0.4%
Telenor ASA	1,527	$24,287

		$24,287

Peru — 0.1%
Cia de Minas Buenaventura SA ADR(1)	623	$8,280

		$8,280

Singapore — 1.2%
ComfortDelGro Corp., Ltd.	6,000	$10,939
DBS Group Holdings, Ltd.	850	9,162
Oversea-Chinese Banking Corp., Ltd.	2,000	12,184
Singapore Press Holdings, Ltd.	1,000	2,672
Singapore Telecommunications, Ltd.	10,000	28,014
United Overseas Bank, Ltd.	1,000	13,491

		$76,462

South Korea — 0.3%
Korea Electric Power Corp. ADR	219	$4,776
Samsung Electronics Co., Ltd. GDR(3)	6	4,233
SK Telecom Co., Ltd. ADR	526	11,493

		$20,502

Spain — 4.7%
ACS Actividades de Construccion y Servicios SA	576	$17,619
Aena SA(3)	253	37,074
Banco Bilbao Vizcaya Argentaria SA	6,079	43,761
Banco Santander SA	6,122	29,998
CaixaBank SA	3,716	11,213
Endesa SA	1,281	27,190
Ferrovial SA	857	16,650
Iberdrola SA	3,473	23,635
Industria de Diseno Textil SA	1,088	37,963
Mapfre SA	4,012	11,901
Telefonica SA	4,343	44,127

		$301,131

Sweden — 2.5%
Hennes & Mauritz AB, Class B	918	$25,817
Nordea Bank AB	3,185	33,471

4

Security	Shares	Value
Skanska AB, Class B	451	$9,794
Svenska Cellulosa AB SCA, Class B	781	22,120
Swedbank AB, Class A	1,275	29,834
Tele2 AB, Class B	3,090	25,516
Telefonaktiebolaget LM Ericsson, Class B	2,360	11,448

		$158,000

Switzerland — 9.8%
ABB, Ltd.	995	$20,527
Adecco Group AG	148	8,788
Baloise Holding AG	66	8,120
Nestle SA	2,415	175,121
Novartis AG	1,817	128,948
Roche Holding AG PC	657	150,901
Sonova Holding AG	198	26,554
Swiss Re AG	78	7,239
Swisscom AG	67	30,627
Syngenta AG(1)	91	36,224
Zurich Insurance Group AG	129	33,767

		$626,816

United Kingdom — 13.2%
AstraZeneca PLC	866	$48,492
Berkeley Group Holdings PLC	739	21,314
British American Tobacco PLC	553	31,694
Compass Group PLC	2,984	53,993
Diageo PLC	1,896	50,465
GlaxoSmithKline PLC	4,246	83,877
HSBC Holdings PLC	10,363	78,045
Imperial Brands PLC	667	32,264
Lloyds Banking Group PLC	66,464	46,413
National Grid PLC	4,880	63,478
Next PLC	414	24,357
Persimmon PLC	906	18,754
Randgold Resources, Ltd.	119	10,568
Reckitt Benckiser Group PLC	564	50,456
RELX PLC	1,118	19,957
Rio Tinto PLC	1,330	46,251
Rio Tinto, Ltd.	206	8,523
Royal Mail PLC	3,280	19,678
Segro PLC	3,449	18,473
Sky PLC	1,381	13,806
Taylor Wimpey PLC	9,788	16,950
Vodafone Group PLC	25,891	71,105
William Hill PLC	5,744	20,779

		$849,692

Total Common Stocks (identified cost $5,243,888)		$5,317,999

Exchange-Traded Funds — 7.9%

Security	Shares	Value
Equity Funds — 7.9%
iShares MSCI Australia ETF	3,154	$63,963
iShares MSCI Chile Capped ETF	328	13,110
iShares MSCI Emerging Markets ETF	2,432	90,325
iShares MSCI Eurozone ETF	672	22,942
iShares MSCI India ETF	127	3,688
iShares MSCI Japan ETF	6,163	77,839
iShares MSCI Malaysia ETF	2,738	21,849
iShares MSCI Mexico Capped ETF	276	14,029

5

Security	Shares	Value
iShares MSCI Poland Capped ETF	623	$11,582
iShares MSCI South Africa ETF	74	4,092
iShares MSCI South Korea Capped ETF	1,065	58,948
iShares MSCI Taiwan Capped ETF	2,965	46,728
iShares MSCI United Kingdom ETF	301	4,515
VanEck Vectors Gold Miners ETF	2,410	59,093
WisdomTree India Earnings Fund	608	13,206

Total Exchange-Traded Funds (identified cost $510,239)		$505,909

Rights — 0.0%(2)

Security	Shares	Value
Spain — 0.0%(2)
Banco Santander SA, Expires 11/7/16(1)	3,904	$218
Ferrovial SA, Expires 11/18/16(1)	857	372

		$590

Sweden — 0.0%(2)
Tele2 AB, Expires 11/16/16(1)	3,090	$926

		$926

Total Rights (identified cost $577)		$1,516

Short-Term Investments — 2.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.68%(4)	158,395	$158,427

Total Short-Term Investments (identified cost $158,411)		$158,427

Total Investments — 93.4% (identified cost $5,913,115)		$5,983,851

Other Assets, Less Liabilities — 6.6%		$424,470

Net Assets — 100.0%		$6,408,321

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2016, the aggregate value of these securities is $41,307 or 0.6% of the Fund’s net assets.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2016. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2016 was $483.

6

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	19.4%	$1,243,515
Health Care	12.0	767,059
Consumer Discretionary	11.8	753,435
Industrials	11.1	708,513
Consumer Staples	10.6	680,145
Telecommunication Services	7.2	464,093
Utilities	4.0	257,802
Materials	3.1	200,343
Energy	1.7	110,692
Information Technology	1.2	76,385
Real Estate	0.9	56,017

Common Stocks	83.0%	$5,317,999
Exchange-Traded Funds	7.9	505,909
Rights	0.0 (1)	1,516
Short-Term Investments	2.5	158,427

Total Investments	93.4%	$5,983,851

(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
JPY	14,211,049	USD	135,315	State Street Bank and Trust Company	11/4/16	$205	$—
CHF	21,197	USD	21,883	State Street Bank and Trust Company	12/21/16	—	(401)
EUR	21,024	USD	23,509	State Street Bank and Trust Company	12/21/16	—	(378)
EUR	387,793	USD	436,616	State Street Bank and Trust Company	12/21/16	—	(9,965)
GBP	213,948	USD	262,382	State Street Bank and Trust Company	12/21/16	—	(201)
GBP	477,344	USD	634,939	State Street Bank and Trust Company	12/21/16	—	(49,982)
HKD	1,726,986	GBP	180,591	State Street Bank and Trust Company	12/21/16	1,445	—
HKD	1,608,702	JPY	20,789,099	State Street Bank and Trust Company	12/21/16	8,859	—
HKD	3,198,530	USD	412,535	State Street Bank and Trust Company	12/21/16	15	—
HKD	790,405	USD	101,961	State Street Bank and Trust Company	12/21/16	—	(14)
ILS	412,121	USD	109,675	State Street Bank and Trust Company	12/21/16	—	(2,123)
JPY	2,131,501	USD	21,293	State Street Bank and Trust Company	12/21/16	—	(927)
JPY	5,212,550	USD	51,311	State Street Bank and Trust Company	12/21/16	—	(1,507)
NZD	17,978	USD	13,076	State Street Bank and Trust Company	12/21/16	—	(244)
USD	473,132	AUD	631,389	State Street Bank and Trust Company	12/21/16	—	(6,570)
USD	19,733	CAD	25,855	State Street Bank and Trust Company	12/21/16	450	—
USD	290,205	CHF	281,519	State Street Bank and Trust Company	12/21/16	4,904	—
USD	17,924	DKK	118,503	State Street Bank and Trust Company	12/21/16	395	—
USD	132,604	EUR	119,583	State Street Bank and Trust Company	12/21/16	1,038	—
USD	183,434	EUR	165,903	State Street Bank and Trust Company	12/21/16	906	—
USD	106,151	EUR	95,900	State Street Bank and Trust Company	12/21/16	642	—
USD	25,243	EUR	22,522	State Street Bank and Trust Company	12/21/16	464	—
USD	73,392	EUR	66,751	State Street Bank and Trust Company	12/21/16	—	(48)
USD	158,492	GBP	128,478	State Street Bank and Trust Company	12/21/16	1,050	—
USD	119,479	GBP	97,813	State Street Bank and Trust Company	12/21/16	—	(385)
USD	62,809	ILS	236,873	State Street Bank and Trust Company	12/21/16	991	—
USD	133,758	JPY	13,807,547	State Street Bank and Trust Company	12/21/16	1,831	—
USD	76,468	JPY	7,900,466	State Street Bank and Trust Company	12/21/16	981	—
USD	32,276	JPY	3,286,351	State Street Bank and Trust Company	12/21/16	876	—
USD	58,837	JPY	6,121,239	State Street Bank and Trust Company	12/21/16	350	—
USD	128,532	JPY	13,477,977	State Street Bank and Trust Company	12/21/16	—	(246)
USD	12,850	MXN	247,691	State Street Bank and Trust Company	12/21/16	—	(185)
USD	13,922	NOK	114,718	State Street Bank and Trust Company	12/21/16	36	—

7

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	10,957	SEK	93,017	State Street Bank and Trust Company	12/21/16	$633	$—
USD	16,606	SGD	22,606	State Street Bank and Trust Company	12/21/16	353	—
USD	15,738	ZAR	232,270	State Street Bank and Trust Company	12/21/16	—	(1,318)
ZAR	76,118	USD	5,251	State Street Bank and Trust Company	12/21/16	339	—
USD	13,527	BRL	45,443	State Street Bank and Trust Company	12/28/16	—	(474)
USD	8,383	CLP	5,708,917	State Street Bank and Trust Company	12/28/16	—	(323)
USD	106,373	CNY	717,488	State Street Bank and Trust Company	12/28/16	1,031	—
USD	33,131	INR	2,250,278	State Street Bank and Trust Company	12/28/16	—	(345)
USD	95,161	KRW	106,523,628	State Street Bank and Trust Company	12/28/16	2,080	—
USD	17,540	MYR	72,555	State Street Bank and Trust Company	12/28/16	289	—
USD	50,785	TWD	1,585,512	State Street Bank and Trust Company	12/28/16	520	—

						$30,683	$(75,636)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Equity Futures
E-mini MSCI Emerging Markets Index	2	Long	Dec-16	$92,720	$ 90,350	$(2,370)

						$(2,370)

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CLP	-	Chilean Peso

CNY	-	Yuan Renminbi

DKK	-	Danish Krone

EUR	-	Euro

GBP	-	British Pound Sterling

HKD	-	Hong Kong Dollar

ILS	-	Israeli Shekel

INR	-	Indian Rupee

JPY	-	Japanese Yen

KRW	-	South Korean Won

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

ZAR	-	South African Rand

At October 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

8

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts*	$—	$(2,370)

Total		$—	$(2,370)

Foreign Exchange	Forward foreign currency exchange contracts	$30,683	$(75,636)

Total		$30,683	$(75,636)

*	Amount represents cumulative unrealized depreciation on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,994,449

Gross unrealized appreciation	$332,036
Gross unrealized depreciation	(342,634)

Net unrealized depreciation	$(10,598)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$32,754	$1,917,640	$—	$1,950,394
Developed Europe	12,800	3,328,723	—	3,341,523
Latin America	26,082	—	—	26,082
Total Common Stocks	$71,636	$5,246,363 *	$—	$5,317,999
Exchange-Traded Funds	$505,909	$—	$—	$505,909
Rights	590	926	—	1,516
Short-Term Investments	—	158,427	—	158,427
Total Investments	$578,135	$5,405,716	$—	$5,983,851
Forward Foreign Currency Exchange Contracts	$—	$30,683	$—	$30,683
Total	$578,135	$5,436,399	$—	$6,014,534

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(75,636)	$—	$(75,636)
Futures Contracts	(2,370)	—	—	(2,370)
Total	$(2,370)	$(75,636)	$—	$(78,006)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

9

The Fund held no investments or other financial instruments as of July 31, 2016 whose fair value was determined using Level 3 inputs. At October 31, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

10

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 19, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 19, 2016